SEGMENTS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2014
SEGMENTS AND GEOGRAPHIC INFORMATION [Abstract]
SEGMENTS AND GEOGRAPHIC INFORMATION

NOTE 14:-       SEGMENTS AND GEOGRAPHIC INFORMATION

a.         Segment information:

The Company manages its business on the basis of one reportable segment. See Note 1a for a brief description of the Company's business.

b.         Total revenues are attributed to geographic areas based on the bill-to location of the customers and/or customers' manufacturing subcontractors.

The following table presents total revenues for the years ended December 31, 2014, 2013 and 2012 and long-lived assets as of December 31, 2014, 2013 and 2012:

	2014		2013		2012
		Long-lived		Long-lived		Long-lived
	Revenues	assets *)	Revenues	assets *)	Revenues	assets *)

Israel	$6,377	$2,276	$3,468	$2,314	$4,093	$1,485
China and Hong Kong	21,284	--	27,446	--	17,297	--
Far East (excluding China and Hong Kong)	5,996	--	2,944	--	2,327	--
Canada	57	--	61	--	119	--
USA	11,153	1,525	7,837	--	7,325	--
Europe	39,045	--	29,038	--	23,378	--
Others	77	--	56	--	168	--

	$83,989	$3,801	$70,850	$2,314	$54,707	$1,485

*)	Excluding goodwill and intangible assets.

c.       Sales to the Company's significant customers, including sales to their manufacturing subcontractors, as a percentage of total revenue were as follows:

	Year ended December 31,
	2014	2013	2012

Customer A	39%	39%	43%
Customer B	--(*)	19%	17%
Customer C	15%	15%	13%

(*)	Represents less than 10% of total revenue.